CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (9,933,406)	$ (2,577,964)
Adjustments to reconcile net loss to net cash flows used in operating activities
Change in fair value of warrant liability	(1,726,000)
Deferred tax benefit		(92,774)
Depreciation and amortization	1,180,880	35,827
Equity-based compensation	1,502,724	670,838
Provision for doubtful accounts	2,107
Inventory reserve provision	(159,369)
Non-cash lease expense	528,867
Amortization of debt discounts	83,471
Changes in operating assets and liabilities:
Accounts receivable	(600,990)	170,879
Inventories	(695,397)	(72,824)
Other current and non-current assets	852,701	301,970
Accounts payable	(4,514,233)	(490,827)
Accrued expenses and other liabilities	(2,044,554)	227,398
Operating lease liabilities	(520,828)
Net cash flows used in operating activities	(16,044,027)	(1,827,477)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(433,167)	(28,075)
Business acquisitions, net of cash	2,988,086
Net cash flows used in investing activities	2,554,919	(28,075)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of debt issuance costs	(171,967)
Net cash flows provided by financing activities	(171,967)
Net (decrease)/increase in cash	(13,661,075)	(1,855,552)
Cash, beginning of period	22,062,657	19,629,649
Cash, end of period	8,401,581	$ 17,774,097
Supplemental Disclosure of cash flow information:
Cash paid for interest	1,247,267
Supplemental schedule of non-cash activities:
Net assets acquired from Molekule Inc.	$ 52,466,073